Other Assets and Liabilities (Summarized Financial Information of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Equity Method Investment, Summarized Financial Information, Assets
Total assets	¥ 353,824,625	¥ 331,753,283	¥ 305,228,899
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Total liabilities	337,580,071	316,008,767
Noncontrolling interests	583,605	728,029
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income	1,163,394	318,715	737,605
Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Assets
Trading assets	34,670,000	29,484,000
Securities purchased under agreements to resell	12,701,000	11,405,000
Securities borrowed	11,309,000	7,868,000
Total assets	128,288,000	103,149,000
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	35,775,000	25,601,000
Customer and other payables	25,477,000	21,556,000
Borrowings	23,894,000	21,206,000
Total liabilities	116,377,000	93,656,000
Noncontrolling interests	147,000	149,000
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	5,841	4,457	4,363
Total non-interest expenses	3,932	3,259	3,168
Income from continuing operations before income taxes	1,881	1,140	1,195
Net income	¥ 1,433	¥ 903	¥ 944